Consolidated statement of changes in equity - USD ($) $ in Millions		Total		Guatemala joint ventures	Total		Share capital		Share premium [1]	Treasury shares		Retained profits	[2]	Other reserves	[3]	Non- controlling interests
Number of shares, beginning of period (in shares)							101,739,000			(914,000)
Equity, beginning of period at Dec. 31, 2018		$ 2,792			$ 2,542		$ 153	[1]	$ 482	$ (81)		$ 2,525		$ (538)		$ 251
Comprehensive income		133			131							149		(19)		3
Dividends	[4]	(267)			(267)							(267)
Dividends to non controlling interests		(1)	[4]													(1)
Purchase of treasury shares (in shares)	[5]									(132,000)
Purchase of treasury shares	[5]	(8)			(8)					$ (12)		4
Share-based compensation		30			29									29		1
Issuance of shares under share-based payment schemes (in shares)										465,000
Issuance of shares under share-based payment schemes		1	[6]		1	[6]			(2)	$ 41		(12)		(25)	[6]
Effect of restructuring in Tanzania	[7]	0			(18)							(27)		9		18
Number of shares, end of period (in shares) at Dec. 31, 2019							101,739,000			(581,000)
Equity, end of period at Dec. 31, 2019		2,680	[8]		2,409		$ 153	[1]	480	$ (51)		2,372		(544)		271	[8]
Share repurchase program		0
Number of shares, beginning of period (in shares)							101,739,000			(581,000)
Statutory reserves unavailable for distribution		306
Comprehensive income		(407)	[8]		(360)	[8]						(344)	[8]	(15)		(48)
Dividends	[4]	0			0							0
Dividends to non controlling interests		$ (8)														(8)
Purchase of treasury shares (in shares)		(350,000)								(467,000)
Purchase of treasury shares		$ (16)	[4]		(16)	[4]				$ (19)		3	[4]
Share-based compensation	[6]	24			24									24		0
Issuance of shares under share-based payment schemes (in shares)										521,000
Issuance of shares under share-based payment schemes		1			1				(2)	$ 40		(11)		(26)
Number of shares, end of period (in shares) at Dec. 31, 2020							101,739,000			(526,000)
Equity, end of period at Dec. 31, 2020		$ 2,274			2,059		$ 153	[1]	478	$ (30)		2,020		(562)		215
Number of shares withheld (in shares)		117,000
Share repurchase program		$ (10)
Number of shares, beginning of period (in shares)							101,739,000			(526,000)
Statutory reserves unavailable for distribution		310
Comprehensive income		509	[9]		565							590		(25)		(57)
Dividends	[4]	0			0							0
Dividends to non controlling interests		$ (3)														(3)
Purchase of treasury shares (in shares)		(1,369,284)								(1,471,000)	[5]
Purchase of treasury shares	[5]	$ (54)			(54)					$ (56)		2
Share-based compensation		19	[6]		18	[6]								18	[6]	1
Issuance of shares under share-based payment schemes (in shares)										459,000
Issuance of shares under share-based payment schemes		1			1				(2)	$ 26		2		(25)
Change in scope of consolidation	[10]	(5)			(5)							(5)
Number of shares, end of period (in shares) at Dec. 31, 2021							101,739,000			(1,538,000)
Equity, end of period at Dec. 31, 2021		$ 2,740	[11]		$ 2,583		$ 153	[1]	$ 476	$ (60)		$ 2,609		$ (594)		$ 157
Number of shares withheld (in shares)		102,000
Share repurchase program	[12]	$ (50)
Proportion of ownership interest in subsidiary				55.00%
Payments to acquire noncontrolling interest				$ 5
Number of shares, beginning of period (in shares)							101,739,000			(1,538,000)
Statutory reserves unavailable for distribution		$ 486

[1]	Share capital and share premium – see note C.1.
[2]	Retained profits – includes profit for the year attributable to equity holders, of which $486 million (2020: $310 million; 2019: $306 million) are not distributable to equity holders.
[3]	Other reserves – see note C.1.
[4]	Dividends – see note C.2.
[5]	During the year ended December 31, 2021, Millicom repurchased 1,369,284 shares (2020: 350,000 shares), for a total amount of $50 million (2020: 10 million, 2019: nil) and withheld approximately 102,000 shares (2020: 117,000) for settlement of tax obligations on behalf of employees under share-based compensation plans.
[6]	Share-based compensation – see note C.1.
[7]	Effect of the restructuring in Tanzania A.1.2.
[8]	A.1.2.
[9]	Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[10]	Cloud 2 Nube S.A. was a subsidiary owned by the Group at 55% and already fully consolidated as Millicom had control over it. As a result, in accordance with IFRS 10, the acquisition of the remaining 45% in Cloud 2 Nube S.A. has been treated as an equity transaction and non-controlling interests amounting to less than $1 million were transferred to the Group's equity against a purchase consideration of $5 million.
[11]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[12]	The cash flows of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.